Share-based Payments - Additional information (Detail)		12 Months Ended
	Sep. 09, 2024 shares ₩ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		226,327	307,182
Percentage of granted shares will vest	50.00%
Additional percentage of granted shares will vest	50.00%
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | shares	766
Weighted average share price, share options granted | ₩ / shares	₩ 39,100